Total
Mercer US Small/Mid Cap Equity Fund
Mercer US Small/Mid Cap Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Fees and Expenses

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mercer US Small/Mid Cap Equity Fund	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mercer US Small/Mid Cap Equity Fund		Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees	[1]	0.87%	0.87%	0.87%	0.87%
Distribution (12b-1) Fees		0.25%	none	none	none
Non-Distribution Shareholder Administrative Services Fees		0.25%	0.25%	0.15%	none
Other Expenses	[2]	0.06%	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[3]	1.47%	1.22%	1.12%	0.97%
Less Fee Waivers	[1]	(0.47%)	(0.47%)	(0.47%)	(0.47%)
Net Annual Fund Operating Expenses		1.00%	0.75%	0.65%	0.50%
[1]	Mercer Investments LLC (the “Advisor”) has contractually agreed, until at least July 31, 2022, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund’s subadvisors. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Advisor pursuant to this agreement are not subject to reimbursement by the Fund to the Advisor. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[3]	Total Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included above.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2022).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Mercer US Small/Mid Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Adviser Class	102	419	758	1,717
Class I	77	341	625	1,436
Class Y-2	66	309	571	1,321
Class Y-3	51	262	490	1,147

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. The Fund employs a “core equity” investment strategy that seeks to meet the Fund’s investment objective by investing in both growth- and value-oriented equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small to medium capitalization U.S. companies” to be U.S. companies with market capitalizations between $25 million and the largest company included in the Russell 2500® Index (as of June 30, 2021, $24.1 billion). The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Principal Risk Factors

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in the order of magnitude. Loss of money is a risk of investing in the Fund.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Real Estate Investment Trusts (“REITs”) Risk. REITs may be affected by changes in the value of the underlying properties owned by the trusts and by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, to the extent that the Fund invests in REITs, the Fund must bear the REIT’s expenses in addition to the expenses of its own operation and is subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to book value ratios, price to earnings ratios, or other financial ratios. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadvisor, if other investors fail to recognize the stock’s value or the catalyst that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadvisor anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadvisor believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. A subadvisor may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Quantitative Model Risk. One or more subadvisors to the Fund follows a quantitative model strategy to manage its allocated portion of the Fund. Quantitative models (both proprietary models developed by a quantitative-focused subadvisor, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

If the assumptions made by quantitative-focused subadvisors in their underlying models are unrealistic, inaccurate or become unrealistic or inaccurate and are not promptly adjusted to account for changes in the overall market environment, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadvisor does not successfully address such omission through its testing and evaluation, and modify the models accordingly, the Fund may experience losses. In addition, because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

To the extent that a quantitative-focused subadvisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense, as a result of “crowding” or “convergence” of the model’s output with actions taken by other market participants. In addition, to the extent a quantitative subadvisor’s model focuses on identifying a certain type of stock (e.g., high relative profitability stocks), those stocks may perform differently from the market as a whole, which could cause the Fund to underperform.

The models and proprietary research of a quantitative subadvisor are largely protected by the subadvisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadvisor’s models and data, and thereby impair the relative or absolute performance of the Fund.

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significant exposure to one or more sectors. The Fund may have little or no exposure to certain other sectors. There are risks associated with having significantly overweight or underweight allocations to certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously rise or decline in price because of, for example, investor perceptions, an event that affects the entire sector or other factors.

The Fund is not intended to serve as a complete investment program.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the Russell 2500® Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class, Class I or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for theses share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the Fund’s portfolio during previous periods. Effective June 27, 2016, the Fund changed certain of its subadvisors and revised its principal investment strategies. For periods prior to June 27, 2016, the Fund’s past performance in the bar chart and table reflects the Fund’s prior subadvisor lineup and principal investment strategies. GW&K Investment Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Loomis, Sayles & Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. LSV Asset Management assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2016. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. River Road Asset Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on April 30, 2019. Westfield Capital Management Company, L.P. assumed responsibility for managing a portion of the Fund’s portfolio on August 15, 2005.

The Fund’s calendar year-to-date return as of June 30, 2021 was 16.63%.

The Fund’s highest return for a quarter during the periods shown above was 26.07%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the periods shown above was -30.23%, for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2020
Average Annual Returns - Mercer US Small/Mid Cap Equity Fund		1 Year	5 Years	10 Years
Class Y-3		15.70%	11.36%	10.63%
After Taxes on Distributions | Class Y-3		14.98%	9.16%	8.21%
After Taxes on Distributions and Sale of Fund Shares | Class Y-3		9.80%	8.38%	7.92%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	19.99%	12.74%	12.08%
[1]	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.